FAIR VALUE OF INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair value of investments
Net unrealized profit (loss) on open contracts	$ 30,528,671	$ 10,836,786
Fair value assets, transfers from Level I to Level II	0	0
Fair value assets, transfers from Level II to Level I	0	0
Fair value liabilities, transfers from Level I to Level II	0	0
Fair value liabilities, transfers from Level II to Level I	0	0
Long
Fair value of investments
Net unrealized profit (loss) on open contracts	20,865,337	3,386,611
Short
Fair value of investments
Net unrealized profit (loss) on open contracts	9,663,334	7,450,175
Total
Fair value of investments
Net unrealized profit (loss) on open contracts	30,528,671	10,836,786
Total | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	30,289,658	9,685,879
Total | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	19,937,557	599,404
Total | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	10,352,101	9,086,475
Total | Forwards
Fair value of investments
Net unrealized profit (loss) on open contracts	239,013	1,150,907
Total | Forwards | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	927,780	2,787,207
Total | Forwards | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	(688,767)	(1,636,300)
Level I
Fair value of investments
Net unrealized profit (loss) on open contracts	30,672,300	13,156,070
Level I | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	30,672,300	13,156,070
Level I | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	19,905,154	1,681,353
Level I | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	10,767,146	11,474,717
Level II
Fair value of investments
Net unrealized profit (loss) on open contracts	(143,629)	(2,319,284)
Level II | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	(382,642)	(3,470,191)
Level II | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	32,403	(1,081,949)
Level II | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	(415,045)	(2,388,242)
Level II | Forwards
Fair value of investments
Net unrealized profit (loss) on open contracts	239,013	1,150,907
Level II | Forwards | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	927,780	2,787,207
Level II | Forwards | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	$ (688,767)	$ (1,636,300)